Financial instruments - related risk management (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 1,425,387	$ 1,662,233
Financial liabilities	(1,203,910)	(1,781,812)
Gain (loss) on derivatives	32,269	(81,081)
Finance income	29,760	22,071
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,062,431	711,528	$ 591,620
Short-term investments	0	391,025
Advances receivable from JV Inkai LLP	0	124,533
Derivative assets	$ 10,504	3,881
USD currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Percentage increase or decrease in CAD$	5.00%
USD currency risk [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 120,675
Gain (loss), foreign exchange	6,034
USD currency risk [member] | Accounts receivable [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	280,877
Gain (loss), foreign exchange	14,044
USD currency risk [member] | Net foreign currency derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,333)
Gain (loss), foreign exchange	(30,851)
Credit risk [member]
Disclosure of credit risk exposure [abstract]
Cash and cash equivalents	1,062,431	711,528
Short-term investments	0	391,025
Accounts receivable	323,430	398,639
Advances receivable from JV Inkai LLP	0	124,533
Derivative assets	$ 10,504	$ 3,881